Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash	$ 221,928,008	$ 58,450,680
Cash equivalents		70,999,996
Cash and cash equivalents	$ 221,928,008	$ 129,450,676	$ 8,560,624	$ 13,951,951